Debt - PPP Loan (Details) - USD ($) $ in Thousands	1 Months Ended
	Sep. 30, 2021	Aug. 31, 2021	Aug. 31, 2020	Dec. 31, 2022
Debt Instrument [Line Items]
Total principal amount				$ 33,242
PPP Loan
Debt Instrument [Line Items]
Loan proceeds			$ 5,100
Applied loan forgiveness amount		$ 3,500
Loan forgiveness amount	$ 3,500
Term of loan (in years)			5 years
Fixed annual interest rate			1.00%
Total principal amount				$ 1,200